COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 29, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities	Operating Leases
February 28, 2025	$237,653
February 28, 2026	225,348
February 28, 2027	223,866
February 29, 2028	207,558
February 28, 2029	207,558
February 28, 2030 and after	449,709
Total lease payments	1,551,692
Less: Interest	(424,679)
Present value of lease liabilities	$1,127,013